Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Effective income tax rate	31.00%	31.00%	31.00%
Net increase (decrease) in the total valuation allowance	¥ 3,056	¥ 49	¥ 4,096
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	130,907
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	24,886
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	994,886
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 8,120	¥ 8,649
UNITED STATES | Foreign Country | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Effective income tax rate		21.00%	35.00%
Adjustment in net deferred tax assets			¥ 14,563